UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-09121

                              JNL Variable Fund LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Address of principal executive offices)


                                  Susan S. Rhee
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
--------------------------------------------------------------------------------
                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   December 31

Date of Reporting Period:  July 1, 2005 - September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

JNL Variable Fund (Unaudited)
Schedule of Investments (in thousands)
September 30, 2005


JNL/Mellon Capital Management 25 Fund
Common Stocks - 99.4%
Aerospace & Defense - 5.6%
  Goodrich Corp. (l)                                                 651         $28,860


Chemicals - 6.6%
  Kronos Worldwide Inc.                                              522          16,566
  PPG Industries Inc.                                                311          18,406
                                                                                  34,972
Cosmetics & Personal Care - 3.7%
  Kimberly-Clark Corp. (l)                                           323          19,232


Electrical Components & Equipment - 7.8%
  Emerson Electric Co.                                               303          21,784
  Hubbell Inc. - Class B (l)                                         405          19,021
                                                                                  40,805
Environmental Control - 3.9%
  Waste Management Inc.                                              710          20,312


Food - 11.1%
  Fresh Del Monte Produce Inc.                                       718          19,542
  General Mills Inc.                                                 428          20,621
  Kraft Foods Inc. (l)                                               595          18,202
                                                                                  58,365
Forest Products & Paper - 7.0%
  International Paper Co.                                            506          15,079
  Weyerhaeuser Co.                                                   316          21,740
                                                                                  36,819
Hand & Machine Tools - 3.8%
  Stanley Works                                                      432          20,181


Household Products - 3.5%
  Avery Dennison Corp. (l)                                           353          18,516


Machinery - 4.4%
  Whirlpool Corp. (l)                                                307          23,272


Manufacturing - 4.6%
  SPX Corp. (l)                                                      531          24,391


Media - 7.1%
  Dow Jones & Co. Inc. (l)                                           494          18,856
  Quebecor World Inc.                                                987          18,574
                                                                                  37,430
Mining - 5.1%
  Freeport-McMoRan Copper & Gold Inc. (l)                            556          27,004


Office & Business Equipment - 3.6%
  Pitney Bowes Inc.                                                  459          19,166


Oil & Gas Producers - 6.5%
  ConocoPhillips                                                     490          34,242


Packaging & Containers - 3.3%
  Packaging Corp. (l)                                                900          17,472


Pharmaceuticals - 3.8%
  Eli Lilly & Co. (l)                                                375          20,053


Telecommunications - 4.5%
  Alltel Corp. (l)                                                   362          23,558


Toys & Hobbies - 3.5%
  Mattel Inc. (l)                                                  1,091          18,190

  Total Common Stocks (cost $513,101)                                            522,840
Short Term Investments - 13.9%
Money Market Funds - 0.4%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                 1,887           1,887


Securities Lending Collateral - 13.6%
  Mellon GSL Delaware Business Trust Collateral Fund (d)          71,334          71,334

  Total Short Term Investments (cost $73,221)                                     73,221
Total Investments - 113.3% (cost $586,322)                                       596,061

Other Assets and Liabilities, Net -  (13.3%)                                    (70,109)

Total Net Assets - 100%                                                         $525,952

JNL/Mellon Capital Management Communications Sector Fund
Common Stocks - 99.9%
Holding Companies - Diversified - 2.9%
  Leucadia National Corp.                                              9            $405


Telecommunications - 96.3%
  Alamosa Holdings Inc. (b)                                           10             178
  Alltel Corp.                                                        10             668
  AT&T Corp.                                                          34             677
  BellSouth Corp.                                                     26             683
  CenturyTel Inc. (l)                                                 14             504
  Cincinnati Bell Inc. (b)                                            24             105
  Citizens Communications Co.                                         38             512
  IDT Corp. (b)                                                        2              22
  IDT Corp. - Class B (b)                                              5              65
  Level 3 Communications Inc. (b) (l)                                 60             139
  MCI Inc.                                                            26             657
  Nextel Partners Inc. (b) (l)                                         1              19
  NII Holdings Inc. - Class B (b)                                      7             566
  NTL Inc. (b)                                                         9             576
  Qwest Communications International Inc. (b) (l)                    165             676
  SBC Communications Inc.                                            104           2,482
  Sprint Nextel Corp.                                                 48           1,141
  Telephone & Data Systems Inc.                                       12             428
  Verizon Communications Inc.                                         97           3,168
                                                                                  13,266
Wireless Telecommunications - 0.7%
  US Cellular Corp. (b)                                                2              90

  Total Common Stocks (cost $13,598)                                              13,761
Short Term Investments - 10.0%
Money Market Funds - 0.4%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                    61              61


Securities Lending Collateral - 9.6%
  Mellon GSL Delaware Business Trust Collateral Fund (d)           1,320           1,320

  Total Short Term Investments (cost $1,381)                                       1,381
Total Investments - 109.9% (cost $14,979)                                         15,142

Other Assets and Liabilities, Net -  (9.9%)                                      (1,367)

Total Net Assets - 100%                                                          $13,775

JNL/Mellon Capital Management Consumer Brands Sector Fund
Common Stocks - 99.6%
Advertising - 2.2%
  Advo Inc.                                                            -             $10
  Catalina Marketing Corp.                                             -              11
  Dex Media Inc.                                                       1              33
  Getty Images Inc. (b)                                                -              42
  Harte-Hanks Inc.                                                     1              13
  Interpublic Group of Cos. Inc. (b)                                   4              50
  Lamar Advertising Co. (b)                                            1              40
  Omnicom Group Inc.                                                   2             159
  RH Donnelley Corp. (b)                                               -              21
  Valuevision Media Inc. (b)                                           -               3
                                                                                     382
Airlines - 1.1%
  Airtran Holdings Inc. (b) (l)                                        1              11
  Alaska Air Group Inc. (b)                                            -               7
  AMR Corp. (b) (l)                                                    2              18
  Continental Airlines Inc. - Class B (b) (l)                          1               7
  JetBlue Airways Corp. (b) (l)                                        1              18
  Skywest Inc.                                                         1              16
  Southwest Airlines Co.                                               7             109
                                                                                     186
Apparel - 0.5%
  Foot Locker Inc.                                                     2              35
  Payless Shoesource Inc. (b)                                          1              12
  Urban Outfitters Inc. (b)                                            1              36
                                                                                      83
Auto Parts & Equipment - 0.3%
  Autozone Inc. (b)                                                    1              48


Commercial Services - 4.3%
  Adesa Inc.                                                           1              21
  Apollo Group Inc. - Class A (b)                                      2             104
  Aramark Corp.                                                        1              33
  Arbitron Inc.                                                        -              12
  Career Education Corp. (b)                                           1              38
  Cendant Corp.                                                       11             226
  Corinthian Colleges Inc. (b) (l)                                     1              12
  Dun & Bradstreet Corp. (b)                                           1              48
  Education Management Corp. (b)                                       1              22
  H&R Block Inc.                                                       3              76
  Interactive Data Corp. (b)                                           -               8
  ITT Educational Services Inc. (b)                                    -              23
  Laureate Education Inc. (b)                                          -              22
  Pre-Paid Legal Services Inc. (l)                                     -               5
  Service Corp.                                                        3              26
  ServiceMaster Co.                                                    3              41
  Stewart Enterprises Inc. - Class A                                   1               6
  Strayer Education Inc.                                               -              14
  Valassis Communications Inc. (b)                                     1              21
                                                                                     758
Computers - 0.4%
  Factset Research Systems Inc.                                        -              13
  NAVTEQ Corp. (b)                                                     1              46
  Sports Authority Inc. (b)                                            -               7
                                                                                      66
Distribution & Wholesale - 0.5%
  CDW Corp.                                                            1              39
  Fastenal Co. (l)                                                     1              45
                                                                                      84
Entertainment - 0.8%
  Argosy Gaming Co. (b)                                                -              13
  Gaylord Entertainment Co. (b)                                        -              19
  GTECH Holdings Corp.                                                 1              40
  International Speedway Corp. - Class A                               -              15
  Multimedia Games Inc. (b) (l)                                        -               3
  Penn National Gaming Inc. (b)                                        1              20
  Pinnacle Entertainment Inc. (b)                                      -               8
  Scientific Games Corp. - Class A (b)                                 1              21
  Six Flags Inc. (b) (l)                                               1               6
                                                                                     145
Food - 4.1%
  Albertson's Inc. (l)                                                 3              85
  Kroger Co. (b)                                                       8             155
  Performance Food Group Co. (b)                                       -              13
  Ryan's Restaurant Group Inc. (b)                                     -               5
  Safeway Inc.                                                         5             119
  Supervalu Inc.                                                       1              44
  Sysco Corp.                                                          7             208
  Triarc Cos. Inc. - Class B (l)                                       -               4
  Whole Foods Market Inc.                                              1              90
  Wild Oats Markets Inc. (b)                                           -               3
                                                                                     726
Healthcare - 0.8%
  Chemed Corp.                                                         -              11
  McKesson Corp.                                                       3             137
                                                                                     148
Holding Companies - Diversified - 0.1%
  DeVry Inc. (b)                                                       1              12


Household Products - 0.1%
  American Greetings Corp.                                             1              18


Internet - 4.1%
  Amazon.Com Inc. (b) (l)                                              3             139
  CNET Networks Inc. (b) (l)                                           1              18
  eBay Inc. (b)                                                       10             424
  Expedia Inc. (b) (l)                                                 3              57
  InterActiveCorp (b) (l)                                              3              74
  NetFlix Inc. (b) (l)                                                 -               7
  Priceline.com Inc. (b)                                               -               5
                                                                                     724
Leisure Time - 1.8%
  Alliance Gaming Corp. (b)                                            1               5
  Carnival Corp.                                                       4             222
  Royal Caribbean Cruises Ltd.                                         1              59
  Sabre Holdings Corp.                                                 1              29
  WMS Industries Inc. (b)                                              -               6
                                                                                     321
Lodging - 3.6%
  Aztar Corp. (b)                                                      -              11
  Boyd Gaming Corp.                                                    -              21
  Harrah's Entertainment Inc.                                          2             123
  Hilton Hotels Corp.                                                  4              84
  La Quinta Corp. (b)                                                  2              18
  Las Vegas Sands Corp. (b)                                            1              43
  Marriott International Inc. - Class A                                2             124
  MGM Mirage (b)                                                       1              56
  Starwood Hotels & Resorts Worldwide Inc.                             2             127
  Station Casinos Inc.                                                 -              32
                                                                                     639
Manufacturing - 0.2%
  Matthews International Corp. - Class A                               -              12
  McClatchy Co. - Class A                                              -              14
                                                                                      26
Media - 26.5%
  Belo Corp.                                                           1              23
  Cablevision Systems Corp. - Class A (b)                              2              60
  Charter Communications Inc. - Class A (b) (l)                        3               5
  Clear Channel Communications Inc.                                    5             172
  Comcast Corp. - Class A (b)                                         22             636
  Cox Radio Inc. - Class A (b)                                         -               6
  Cumulus Media Inc. - Class A (b)                                     1               6
  DirecTV Group Inc. (b)                                               9             142
  Discovery Holding Co. (b)                                            3              41
  Dow Jones & Co. Inc.                                                 -              17
  DreamWorks Animation SKG Inc. (b)                                    -              13
  Entercom Communications Corp.                                        -              13
  EW Scripps Co.                                                       1              43
  Gannett Co. Inc.                                                     3             177
  Gemstar-TV Guide International Inc. (b)                              3               8
  Hearst-Argyle Television Inc.                                        -               7
  Hollinger International Inc.                                         -               5
  John Wiley & Sons Inc.                                               -              18
  Knight Ridder Inc.                                                   1              46
  Lee Enterprises Inc.                                                 -              17
  Liberty Global Inc. (b)                                              2              64
  Liberty Media Corp. - Class A (b)                                   28             224
  McGraw-Hill Cos. Inc.                                                4             187
  Media General Inc.                                                   -              12
  Meredith Corp.                                                       -              21
  New York Times Co. - Class A                                         2              45
  News Corp Inc. (l)                                                   6              95
  News Corp Inc.                                                      20             318
  Radio One Inc. (b) (l)                                               1               9
  Reader's Digest Association Inc. - Class A                           1              14
  Scholastic Corp. (b)                                                 -              10
  Sinclair Broadcast Group Inc. - Class A                              1               5
  Sirius Satellite Radio Inc. (b) (l)                                 12              82
  Time Warner Inc.                                                    46             828
  Tribune Co.                                                          2              74
  Univision Communications Inc. - Class A (b) (l)                      3              71
  Viacom Inc. - Class A                                                -              13
  Viacom Inc. - Class B                                               14             476
  Walt Disney Co.                                                     21             511
  Washington Post Co.                                                  -              51
  Westwood One Inc.                                                    1              15
  XM Satellite Radio Holdings Inc. - Class A (b)                       2              83
                                                                                   4,663
Pharmaceuticals - 2.7%
  AmerisourceBergen Corp.                                              1              85
  Andrx Corp (b)                                                       1              11
  Cardinal Health Inc.                                                 5             286
  Omnicare Inc.                                                        1              61
  Priority Healthcare Corp. - Class B (b)                              -              11
  VCA Antech Inc. (b)                                                  1              21
                                                                                     475
Real Estate - 0.2%
  Wynn Resorts Ltd. (b) (l)                                            1              32


Retail - 43.8%
  99 Cents Only Stores (b) (l)                                         -               5
  Abercrombie & Fitch Co. - Class A                                    1              45
  Advance Auto Parts (b)                                               1              45
  Aeropostale Inc. (b)                                                 1              12
  American Eagle Outfitters Inc.                                       1              30
  AnnTaylor Stores Corp. (b)                                           1              19
  Applebee's International Inc.                                        1              17
  Autonation Inc. (b)                                                  2              41
  Barnes & Noble Inc.                                                  1              22
  Bed Bath & Beyond Inc. (b)                                           3             125
  Best Buy Co. Inc.                                                    4             179
  Big Lots Inc. (b)                                                    1              13
  BJ's Wholesale Club Inc. (b)                                         1              20
  Blockbuster Inc. - Class A                                           1               5
  Bob Evans Farms Inc                                                  -               8
  Borders Group Inc.                                                   1              17
  Brinker International Inc. (b)                                       1              35
  Carmax Inc. (b)                                                      1              34
  Casey's General Stores Inc.                                          -              11
  Cato Corp. - Class A                                                 -               7
  CBRL Group Inc.                                                      1              18
  CEC Entertainment Inc. (b)                                           -              13
  Charming Shoppes (b)                                                 1              12
  Cheesecake Factory Inc. (b)                                          1              25
  Chico's FAS Inc. (b)                                                 2              69
  Childrens Place Retail Stores Inc. (b)                               -               5
  Christopher & Banks Corp.                                            -               5
  Circuit City Stores Inc.                                             2              34
  Claire's Stores Inc.                                                 1              21
  Copart Inc. (b)                                                      1              17
  Cost Plus Inc. (b)                                                   -               3
  Costco Wholesale Corp.                                               5             206
  CVS Corp.                                                            8             244
  Darden Restaurants Inc.                                              2              46
  Dick's Sporting Goods Inc. (b)                                       -              10
  Dillard's Inc. - Class A                                             1              14
  Dollar General Corp.                                                 3              56
  Dollar Tree Stores Inc. (b)                                          1              24
  Dress Barn Inc. (b)                                                  -               5
  Family Dollar Stores Inc.                                            2              33
  Federated Department Stores Inc.                                     3             183
  Fred's Inc.                                                          -               4
  Gamestop Corp. (b)                                                   -               8
  Gap Inc.                                                             7             115
  Genesco Inc. (b)                                                     -               8
  Guitar Center Inc. (b)                                               -              14
  Home Depot Inc.                                                     22             849
  IHOP Corp.                                                           -               8
  Jack in The Box Inc. (b)                                             -              11
  JC Penney Corp. Inc.                                                 2             117
  Kohl's Corp. (b)                                                     3             158
  Krispy Kreme Doughnuts Inc. (b) (l)                                  1               3
  Limited Brands                                                       4              73
  Linens 'n Things Inc. (b)                                            -              13
  Lone Star Steakhouse & Saloon Inc.                                   -               4
  Longs Drug Stores Corp.                                              -              13
  Lowe's Cos. Inc.                                                     7             469
  McDonald's Corp.                                                    13             440
  Men's Wearhouse Inc. (b)                                             -              13
  Michaels Stores Inc.                                                 1              46
  Neiman-Marcus Group Inc. - Class A                                   -              30
  Nordstrom Inc.                                                       2              83
  Office Depot Inc. (b)                                                3              97
  OfficeMax Inc.                                                       1              21
  O'Reilly Automotive Inc. (b)                                         1              33
  Outback Steakhouse Inc.                                              1              28
  Pacific Sunwear of California (b)                                    1              16
  Panera Bread Co. - Class A (b)                                       -              14
  Papa John's International Inc. (b)                                   -               6
  PEP Boys-Manny Moe & Jack                                            1               8
  Petco Animal Supplies Inc. (b)                                       -               9
  Petsmart Inc.                                                        1              32
  PF Chang's China Bistro Inc. (b) (l)                                 -              11
  Pier 1 Imports Inc.                                                  1               9
  RadioShack Corp.                                                     1              36
  Regis Corp.                                                          -              17
  Rent-A-Center Inc. (b)                                               1              15
  Rite Aid Corp. (b) (l)                                               4              17
  Ross Stores Inc.                                                     2              37
  Ruby Tuesday Inc.                                                    1              14
  Saks Inc. (b)                                                        1              24
  Sears Holdings Corp. (b)                                             1             127
  ShopKo Stores Inc. (b)                                               -               8
  Sonic Corp. (b)                                                      1              17
  Sotheby's Holdings - Class A (b)                                     -               8
  Staples Inc.                                                         8             164
  Starbucks Corp. (b)                                                  4             208
  Stein Mart Inc.                                                      -               6
  Talbots Inc.                                                         -               7
  Target Corp.                                                         8             432
  Tiffany & Co.                                                        2              60
  TJX Cos. Inc.                                                        5             102
  Tractor Supply Co. (b)                                               -              16
  Tuesday Morning Corp.                                                -               8
  Walgreen Co.                                                        11             461
  Wal-Mart Stores Inc.                                                27           1,174
  Wendy's International Inc.                                           1              53
  Williams-Sonoma Inc. (b)                                             1              37
  Yum! Brands Inc.                                                     3             146
  Zale Corp. (b)                                                       1              14
                                                                                   7,704
Savings & Loans - 0.0%
  HOT Topic Inc. (b)                                                   -               7


Software - 0.2%
  Avid Technology Inc. (b)                                             -              18
  Pixar (b)                                                            1              26
                                                                                      44
Telecommunications - 1.3%
  EchoStar Communications Corp.                                        2              67
  Emmis Communications Corp. - Class A (b)                             -               7
  Insight Communications Co. Inc. (b)                                  -               5
  International Game Technology                                        4              97
  Telewest Global Inc. (b)                                             3              59
                                                                                     235

  Total Common Stocks (cost $17,282)                                              17,526
Preferred Stocks - 0.4%
Telecommunications Equipment - 0.4%
  Liberty Global Inc. - Class A (b)                                    2              65

  Total Preferred Stocks (cost $50)                                                   65
Short Term Investments - 3.4%
Money Market Funds - 1.0%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                   180             180


Securities Lending Collateral - 2.4%
  Mellon GSL Delaware Business Trust Collateral Fund (d)             425             425

  Total Short Term Investments (cost $605)                                           605
Total Investments - 103.4% (cost $17,937)                                         18,196

Other Assets and Liabilities, Net -  (3.4%)                                        (594)

Total Net Assets - 100%                                                          $17,602

JNL/Mellon Capital Management Financial Sector Fund
Common Stocks - 99.8%
Banks - 33.0%
  Amcore Financial Inc.                                                -              $9
  Amegy Bancorp. Inc.                                                  1              22
  AmSouth Bancorp.                                                     5             117
  Associated Bancorp.                                                  2              49
  Bancorpsouth Inc.                                                    1              20
  Bank of America Corp.                                               38           1,580
  Bank of Hawaii Corp.                                                 1              35
  Bank of New York Co. Inc.                                           10             292
  BB&T Corp.                                                           7             274
  Cathay General Bancorp.                                              1              21
  Chittenden Corp.                                                     1              19
  Citizens Banking Corp.                                               1              15
  City National Corp.                                                  1              43
  Colonial BancGroup Inc.                                              2              42
  Comerica Inc.                                                        2             131
  Commerce Bancorp. Inc. (l)                                           2              64
  Commerce Bancshares Inc.                                             1              48
  Compass Bancshares Inc.                                              2              74
  Cullen/Frost Bankers Inc.                                            1              32
  East West Bancorp Inc.                                               1              20
  Fifth Third Bancorp.                                                 6             217
  First Bancorp.                                                       1              17
  First Midwest Bancorp Inc.                                           1              24
  FirstMerit Corp.                                                     1              26
  FNB Corp.                                                            1              10
  Fulton Financial Corp.                                               2              36
  Greater Bay Bancorp.                                                 1              17
  Hibernia Corp. - Class A                                             2              62
  Hudson United Bancorp.                                               1              26
  Huntington Bancshares Inc.                                           3              66
  Investors Financial Services Corp. (l)                               1              27
  JPMorgan Chase & Co.                                                45           1,527
  KeyCorp                                                              5             166
  M&T Bank Corp.                                                       1             110
  Marshall & Ilsley Corp.                                              2             107
  Mellon Financial Corp.                                               6             177
  Mercantile Bankshares Corp.                                          1              57
  National City Corp.                                                  7             235
  North Fork Bancorp. Inc (l)                                          6             141
  Northern Trust Corp.                                                 2             125
  Old National Bancorp.                                                1              17
  Pacific Capital Bancorp.                                             1              17
  Park National Corp.                                                  -              14
  PNC Financial Services Group Inc.                                    4             215
  Popular Inc.                                                         3              78
  Provident Bankshares Corp.                                           -              13
  Regions Financial Corp. (l)                                          6             186
  Republic Bancorp Inc.                                                1              13
  Sky Financial Group Inc.                                             1              38
  South Financial Group Inc.                                           1              25
  State Street Corp.                                                   4             209
  Sterling Bancshares Inc.                                             1               8
  SunTrust Banks Inc.                                                  5             321
  Susquehanna Bancshares Inc.                                          1              13
  SVB Financial Group (b)                                              -              24
  Synovus Financial Corp.                                              3              93
  TCF Financial Corp.                                                  2              42
  Texas Regional Bancshares Inc. - Class A                             1              19
  Trustco Bank Corp.                                                   1              13
  UCBH Holdings Inc.                                                   1              22
  United Bankshares Inc.                                               1              20
  US Bancorp.                                                         24             667
  Valley National Bancorp.                                             1              30
  W Holding Co. Inc.                                                   2              18
  Wachovia Corp.                                                      20             971
  Washington Federal Inc.                                              1              26
  Wells Fargo & Co.                                                   21           1,238
  Westamerica Bancorp.                                                 -              20
  Whitney Holding Corp.                                                1              23
  Wilmington Trust Corp.                                               1              33
  Zions Bancorp.                                                       1              85
                                                                                  10,591
Commercial Services - 0.9%
  Equifax Inc.                                                         2              64
  MoneyGram International Inc.                                         1              24
  Moody's Corp.                                                        3             167
                                                                                     255
Diversified Financial Services - 28.2%
  Affiliated Managers Group Inc. (b) (l)                               -              30
  AG Edwards Inc.                                                      1              44
  Allmerica Financial Corp. (b)                                        1              30
  American Express Co.                                                14             809
  Ameritrade Holding Corp. (b)                                         3              73
  Bear Stearns Cos. Inc.                                               1             148
  Capital One Financial Corp.                                          3             248
  CapitalSource Inc. (b) (l)                                           1              17
  Charles Schwab Corp.                                                14             209
  Chicago Mercantile Exchange Holdings Inc.                            -             115
  CIT Group Inc.                                                       3             124
  Citigroup Inc.                                                      35           1,599
  Commercial Capital Bancorp.                                          1              10
  Countrywide Financial Corp.                                          8             252
  Doral Financial Corp.                                                1              16
  E*Trade Financial Corp. (b)                                          5              81
  Eaton Vance Corp.                                                    2              44
  Fannie Mae                                                          12             552
  Federated Investors Inc. - Class B                                   1              43
  First Horizon National Corp. (l)                                     2              60
  First Marblehead Corp. (l)                                           -              12
  Franklin Resources Inc.                                              2             150
  Freddie Mac                                                          9             496
  Friedman Billings Ramsey Group Inc. - Class A (l)                    2              18
  General Growth Properties Inc.                                       3             128
  Goldman Sachs Group Inc.                                             5             637
  IndyMac Bancorp. Inc.                                                1              32
  Investment Technology Group Inc. (b)                                 1              16
  iStar Financial Inc.                                                 1              59
  Janus Capital Group Inc.                                             3              44
  Jefferies Group Inc.                                                 1              25
  Knight Capital Group Inc. (b)                                        1              12
  LaBranche & Co. Inc. (b) (l)                                         1               9
  Legg Mason Inc.                                                      1             154
  Lehman Brothers Holdings Inc.                                        4             409
  MBNA Corp.                                                          14             357
  Merrill Lynch & Co. Inc.                                            11             666
  Morgan Stanley                                                      13             681
  Nasdaq Stock Market Inc. (b)                                         1              20
  Nuveen Investments Inc. - Class A                                    1              30
  Piper Jaffray Cos. (b)                                               -               8
  Provident Financial Services Inc.                                    1              18
  Providian Financial Corp. (b)                                        4              65
  Raymond James Financial Inc.                                         1              27
  SEI Investments Co.                                                  1              33
  SLM Corp.                                                            5             289
  SWS Group Inc.                                                       -               5
  TRowe Price Group Inc.                                               2             109
  Waddell & Reed Financial Inc. - Class A                              1              23
  Westcorp                                                             -              18
  WP Stewart & Co. Ltd.                                                -               7
                                                                                   9,061
Forest Products & Paper - 0.4%
  Plum Creek Timber Co. Inc.                                           2              92
  Rayonier Inc. (l)                                                    1              38
                                                                                     130
Healthcare - 0.1%
  Reinsurance Group of America                                         -              18


Holding Companies - Diversified - 0.3%
  Endurance Specialty Holdings Ltd.                                    1              20
  Trustmark Corp.                                                      1              17
  UnionBanCal Corp.                                                    1              51
                                                                                      88
Insurance - 23.1%
  ACE Ltd.                                                             4             170
  Aflac Inc.                                                           6             291
  Allstate Corp.                                                       9             473
  AMBAC Financial Group Inc.                                           1             101
  American Financial Group Inc.                                        1              19
  American International Group Inc.                                   26           1,606
  American National Insurance Co.                                      -              28
  AmerUs Group Co.                                                     1              31
  AON Corp.                                                            3             109
  Arthur J Gallagher & Co.                                             1              33
  Assurant Inc.                                                        2              58
  Axis Capital Holdings Ltd.                                           2              47
  Brown & Brown Inc. (l)                                               1              34
  Chubb Corp.                                                          2             217
  Cincinnati Financial Corp.                                           2              81
  CNA Financial Corp. (b)                                              -              14
  Commerce Group Inc.                                                  -              21
  Conseco Inc. (b)                                                     2              39
  Delphi Financial Group                                               -              19
  Erie Indemnity Co. - Class A                                         -              18
  Everest Re Group Ltd.                                                1              73
  Fidelity National Financial Inc.                                     2              86
  First American Corp.                                                 1              46
  Fremont General Corp.                                                1              17
  Genworth Financial Inc. - Class A                                    3              94
  Hartford Financial Services Group Inc.                               4             293
  HCC Insurance Holdings Inc.                                          1              37
  Hilb Rogal & Hobbs Co. (l)                                           -              17
  Horace Mann Educators Corp.                                          1              11
  IPC Holdings Ltd.                                                    1              17
  Jefferson-Pilot Corp.                                                2              93
  Lincoln National Corp.                                               2             118
  Loews Corp.                                                          2             147
  Markel Corp. (b)                                                     -              37
  Marsh & Mclennan Cos. Inc.                                           7             207
  MBIA Inc.                                                            2             104
  Mercury General Corp.                                                -              19
  MetLife Inc.                                                         5             257
  MGIC Investment Corp.                                                1              77
  Montpelier Re Holdings Ltd. (l)                                      1              29
  Nationwide Financial Services                                        1              27
  Ohio Casualty Corp.                                                  1              25
  Old Republic International Corp.                                     2              61
  PartnerRe Ltd.                                                       1              47
  Philadelphia Consolidated Holding Co. (b)                            -              21
  Phoenix Cos. Inc. (l)                                                1              15
  Platinum Underwriters Holdings Ltd.                                  -              10
  PMI Group Inc.                                                       1              46
  Presidential Life Corp.                                              -               7
  Principal Financial Group                                            4             180
  Progressive Corp.                                                    2             233
  Protective Life Corp.                                                1              33
  Prudential Financial Inc.                                            7             448
  Radian Group Inc.                                                    1              57
  RenaissanceRe Holdings Ltd.                                          1              41
  Safeco Corp.                                                         2              90
  Selective Insurance Group                                            -              16
  St. Paul Travelers Cos. Inc.                                         8             381
  Stancorp Financial Group Inc.                                        -              29
  Torchmark Corp.                                                      1              71
  Transatlantic Holdings Inc.                                          -              20
  Unitrin Inc.                                                         1              28
  UnumProvident Corp. (l)                                              4              80
  White Mountains Insurance Group Ltd.                                 -              59
  Willis Group Holdings Ltd.                                           2              57
  WR Berkley Corp.                                                     1              58
  XL Capital Ltd. - Class A                                            2             120
                                                                                   7,448
Internet - 0.0%
  Netbank Inc.                                                         1               7
  Safeguard Scientifics Inc. (b)                                       3               5
                                                                                      12
Real Estate - 10.1%
  Alexandria Real Estate Equites Inc.                                  -              21
  AMB Property Corp.                                                   1              50
  American Financial Realty Trust                                      2              26
  American Home Mortgage Investment Corp.                              1              18
  Annaly Mortgage Management Inc. (l)                                  2              21
  Apartment Investment & Management Co.                                1              49
  Archstone-Smith Trust                                                3             103
  Arden Realty Inc.                                                    1              37
  Avalonbay Communities Inc.                                           1              82
  Boston Properties Inc.                                               1              99
  Brandywine Realty Trust                                              1              20
  BRE Properties Inc. - Class A                                        1              32
  Camden Property Trust                                                1              39
  Capital Automotive Reit                                              1              25
  Carramerica Realty Corp.                                             1              27
  CB Richard Ellis Group Inc. - Class A (b)                            1              31
  CBL & Associates Properties Inc.                                     1              29
  Centerpoint Properties Trust                                         1              30
  Colonial Properties Trust                                            1              24
  Cousins Properties Inc.                                              1              18
  Crescent Real Estate EQT Co.                                         1              26
  Developers Divers Realty Corp.                                       1              64
  Duke Realty Corp.                                                    2              61
  Equity Inns Inc.                                                     1              10
  Equity Lifestyle Properties Inc.                                     -              12
  Equity Office Properties Trust                                       5             173
  Equity Residential                                                   4             134
  Essex Property Trust Inc.                                            -              23
  Federal Realty Investors Trust                                       1              41
  FelCor Lodging Trust Inc. (b)                                        1               9
  First Industrial Realty Trust Inc.                                   1              23
  Forest City Enterprises Inc. - Class A                               1              26
  Gables Residential Trust                                             1              28
  Glenborough Realty Trust Inc.                                        -               9
  Health Care Property Investors Inc.                                  2              48
  Health Care REIT Inc.                                                1              27
  Healthcare Realty Trust Inc.                                         1              26
  Highwoods Properties Inc.                                            1              20
  Home Properties Inc.                                                 -              17
  Hospitality Properties Trust                                         1              33
  Host Marriott Corp.                                                  4              69
  HRPT Properties Trust                                                3              33
  IMPAC Mortgage Holdings Inc. (l)                                     1              12
  Jones Lang LaSalle Inc.                                              -              16
  Kilroy Realty Corp.                                                  -              18
  Kimco Realty Corp.                                                   3              88
  Liberty Property Trust (l)                                           1              48
  Macerich Co.                                                         1              49
  Mack-Cali Realty Corp.                                               1              36
  MeriStar Hospitality Corp. (b)                                       1              12
  Mills Corp.                                                          1              39
  Nationwide Health Properties Inc.                                    1              22
  New Century Financial Corp.                                          1              28
  New Plan Excel Realty Trust                                          1              30
  Novastar Financial Inc. (l)                                          -              14
  Pan Pacific Retail Properties Inc.                                   1              36
  Penn Real Estate Investment Trust                                    -              16
  Post Properties Inc.                                                 1              19
  Prentiss Properties Trust                                            1              22
  Prologis                                                             3             134
  Public Storage Inc.                                                  1              78
  Realty Income Corp.                                                  1              23
  Reckson Associate Realty Corp.                                       1              38
  Redwood Trust Inc. (l)                                               -              16
  Regency Centers Corp.                                                1              47
  Saxon Capital Inc.                                                   1               8
  Shurgard Storage Centers Inc. - Class A                              1              34
  Simon Property Group Inc.                                            3             209
  SL Green Realty Corp. (l)                                            1              37
  St. Joe Co.                                                          1              58
  Taubman Centers Inc.                                                 1              19
  Thornburg Mortgage Inc.                                              1              31
  Trizec Properties Inc. (l)                                           1              25
  United Dominion Realty Trust Inc.                                    2              43
  Ventas Inc.                                                          1              38
  Vornado Realty Trust                                                 2             148
  Washington Real Estate Investment Trust                              1              16
  Weingarten Realty Investors                                          1              37
                                                                                   3,237
Savings & Loans - 3.9%
  AmeriCredit Corp. (b) (l)                                            2              46
  Anchor Bancorp. Inc.                                                 -               8
  Astoria Financial Corp.                                              1              35
  Commercial Federal Corp.                                             1              20
  Dime Community Bancshares                                            -               7
  Downey Financial Corp.                                               -              17
  First Niagara Financial Group Inc.                                   2              23
  FirstFed Financial Corp. (b)                                         -              13
  Golden West Financial Corp.                                          4             236
  Harbor Florida Bancshares Inc.                                       -              10
  Hudson City Bancorp. Inc.                                            8              94
  Independence Community Bancorp.                                      1              34
  MAF Bancorp Inc.                                                     -              19
  New York Community Bancorp. Inc. (l)                                 3              50
  OceanFirst Financial Corp.                                           -               4
  People's Bank                                                        1              16
  PFF Bancorp Inc.                                                     -              10
  Sovereign Bancorp Inc.                                               5             104
  TD Banknorth Inc.                                                    1              31
  Washington Mutual Inc.                                              11             438
  Webster Financial Corp.                                              1              31
                                                                                   1,246

  Total Common Stocks (cost $30,185)                                              32,086
Short Term Investments - 2.8%
Money Market Funds - 0.1%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                    56              56


Securities Lending Collateral - 2.7%
  Mellon GSL Delaware Business Trust Collateral Fund (d)             860             860

  Total Short Term Investments (cost $916)                                           916
Total Investments - 102.6% (cost $31,101)                                         33,002

Other Assets and Liabilities, Net -  (2.6%)                                        (829)

Total Net Assets - 100%                                                          $32,173

JNL/Mellon Capital Management Global 15 Fund
Common Stocks - 99.1%
Auto Parts & Equipment - 7.2%
  GKN Plc                                                          7,914         $41,144


Banks - 12.0%
  BOC Hong Kong Holdings Ltd.                                     18,695          37,476
  JPMorgan Chase & Co.                                               921          31,256
                                                                                  68,732
Electric - 8.2%
  Scottish Power Plc                                               4,642          46,789


Holding Companies - Diversified - 6.1%
  Citic Pacific Ltd.                                              12,562          35,140


Insurance - 7.2%
  Royal & Sun Alliance Insurance Group                            24,152          41,321


Manufacturing - 5.8%
  General Electric Corp.                                             984          33,140


Oil & Gas Services - 8.4%
  CNOOC Ltd.                                                      66,497          48,433


Pharmaceuticals - 11.1%
  Merck & Co. Inc.                                                 1,118          30,420
  Pfizer Inc.                                                      1,336          33,368
                                                                                  63,788
Real Estate - 6.4%
  Hang Lung Properties Ltd.                                       23,136          36,833


Telecommunications - 12.1%
  BT Group Plc                                                     9,220          36,144
  SBC Communications Inc. (l)                                      1,395          33,427
                                                                                  69,571
Transportation - 14.6%
  MTR Corp.                                                       22,300          46,713
  Peninsular and Oriental Steam Navigation Co.                     6,292          37,065
                                                                                  83,778

  Total Common Stocks (cost $512,363)                                            568,669
Short Term Investments - 4.1%
Money Market Funds - 0.3%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                 1,759           1,759


Securities Lending Collateral - 3.8%
  Mellon GSL Delaware Business Trust Collateral Fund (d)          21,696          21,696

  Total Short Term Investments (cost $23,455)                                     23,455
Total Investments - 103.2% (cost $535,818)                                       592,124

Other Assets and Liabilities, Net -  (3.2%)                                     (18,594)

Total Net Assets - 100%                                                         $573,530

JNL/Mellon Capital Management Healthcare Sector Fund
Common Stocks - 99.4%
Agriculture - 0.1%
  Delta & Pine Land Co.                                                2             $44


Biotechnology - 13.9%
  Affymetrix Inc. (b) (l)                                              2             114
  Albany Molecular Research Inc. (b)                                   1              12
  Alkermes Inc. (b)                                                    4              61
  Amgen Inc. (b)                                                      53           4,187
  Applera Corp. - Applied Biosystems Group                             8             191
  Applera Corp. - Celera Genomics Group (b)                            3              35
  Baxter International Inc.                                           26           1,018
  Biogen Idec Inc. (b)                                                14             548
  Bio-Rad Laboratories Inc. - Class A (b)                              1              37
  Biosite Inc. (b)                                                     1              42
  Cell Genesys Inc. (b) (l)                                            1               8
  Charles River Laboratories International Inc. (b)                    3             136
  Chiron Corp.                                                         5             203
  CuraGen Corp. (b) (l)                                                1               6
  Enzo Biochem Inc. (b)                                                1              17
  Enzon Pharmaceuticals Inc. (b)                                       1               9
  Genentech Inc. (b)                                                  19           1,620
  Genzyme Corp.                                                       10             750
  Human Genome Sciences Inc. (b)                                       5              71
  Incyte Corp. (b)                                                     3              14
  InterMune Inc. (b)                                                   1              18
  Invitrogen Corp. (b)                                                 2             159
  Lexicon Genetics Inc. (b)                                            1               5
  Maxygen Inc. (b)                                                     1               8
  Millennium Pharmaceuticals Inc. (b)                                 12             115
  Millipore Corp.                                                      2             127
  Myriad Genetics Inc. (b)                                             1              30
  Nektar Therapeutics (b)                                              3              59
  Protein Design Labs Inc. (b) (l)                                     4             121
  Regeneron Pharmaceuticals Inc. (b)                                   1              14
  Telik Inc. (b)                                                       2              35
                                                                                   9,770
Commercial Services - 0.0%
  Parexel International Corp. (b)                                      1              21


Distribution & Wholesale - 0.1%
  Owens & Minor Inc.                                                   2              48


Electronics - 1.1%
  Fisher Scientific International Inc. (b)                             5             300
  Molecular Devices Corp. (b)                                          1              15
  Thermo Electron Corp. (b)                                            7             211
  Varian Inc. (b)                                                      1              45
  Waters Corp. (b)                                                     5             199
                                                                                     770
Healthcare - 41.6%
  Advanced Medical Optics Inc. (b)                                     3             100
  Aetna Inc.                                                          12           1,046
  American Healthways Inc. (b)                                         1              57
  American Medical Systems Holdings Inc. (b)                           3              55
  AMERIGROUP Corp. (b)                                                 2              40
  Apria Healthcare Group Inc.                                          2              65
  Arthrocare Corp. (b)                                                 1              40
  Bausch & Lomb Inc.                                                   2             183
  Beckman Coulter Inc.                                                 3             136
  Becton Dickinson & Co.                                              10             512
  Beverly Enterprises Inc. (b) (l)                                     4              50
  Biomet Inc.                                                         10             339
  Boston Scientific Corp. (b)                                         25             581
  Centene Corp. (b)                                                    2              44
  Community Health Systems Inc. (b)                                    4             136
  Cooper Cos Inc.                                                      2             137
  Covance Inc.                                                         3             121
  Coventry Health Care Inc. (b)                                        4             380
  CR Bard Inc.                                                         4             287
  Cyberonics Inc. (b)                                                  1              27
  Cytyc Corp. (b)                                                      5             124
  Dade Behring Holdings Inc.                                           4             133
  Datascope Corp.                                                      -              15
  DaVita Inc. (b)                                                      4             196
  Diagnostic Products Corp.                                            1              49
  Edwards Lifesciences Corp. (b)                                       2             108
  Gen-Probe Inc. (b)                                                   2              97
  Guidant Corp.                                                       13             925
  Haemonetics Corp. (b)                                                1              49
  HCA Inc.                                                            18             850
  Health Management Associates Inc.                                    9             219
  Health Net Inc. (b)                                                  5             215
  Henry Schein Inc.                                                    4             150
  Hillenbrand Industries Inc.                                          2             112
  Humana Inc. (b)                                                      7             319
  Idexx Laboratories Inc. (b)                                          1              92
  Immucor Inc. (b)                                                     2              48
  Inamed Corp. (b)                                                     1             110
  Intuitive Surgical Inc. (b)                                          1             100
  Invacare Corp.                                                       1              52
  Johnson & Johnson                                                  123           7,781
  Kinetic Concepts Inc (b)                                             2             118
  Kyphon Inc. (b)                                                      2              72
  Laboratory Corp of America Holdings (b)                              5             268
  LifePoint Hospitals Inc. (b)                                         2              92
  Lincare Holdings Inc. (b)                                            4             166
  Manor Care Inc.                                                      4             136
  Medtronic Inc.                                                      50           2,686
  Mentor Corp.                                                         1              81
  Odyssey HealthCare Inc. (b)                                          1              24
  Pacificare Health Systems (b)                                        4             281
  Patterson Cos. Inc. (b)                                              5             190
  Pediatrix Medical Group Inc. (b)                                     1              70
  PolyMedica Corp.                                                     1              35
  PSS World Medical Inc. (b)                                           3              35
  Quest Diagnostics Inc.                                               7             333
  Renal Care Group Inc. (b)                                            3             128
  Resmed Inc. (b)                                                      1             110
  Respironics Inc. (b)                                                 3             136
  Sierra Health Services Inc. (b)                                      1              80
  St. Jude Medical Inc. (b)                                           15             690
  STERIS Corp.                                                         3              65
  Stryker Corp.                                                       11             566
  Sunrise Senior Living Inc. (b)                                       1              46
  Sybron Dental Specialties Inc. (b)                                   2              67
  Techne Corp. (b)                                                     2              87
  Tenet Healthcare Corp. (b) (l)                                      19             214
  Triad Hospitals Inc. (b)                                             4             165
  United Surgical Partners International Inc. (b)                      2              77
  UnitedHealth Group Inc.                                             52           2,947
  Universal Health Services Inc.                                       2             103
  Varian Medical Systems Inc. (b)                                      6             220
  Ventana Medical Systems Inc. (b)                                     1              46
  WellChoice Inc. (b)                                                  1              98
  WellPoint Inc. (b)                                                  25           1,921
  Zimmer Holdings Inc. (b)                                            10             708
                                                                                  29,140
Insurance - 0.9%
  Cigna Corp.                                                          5             640


Internet - 0.0%
  eResearch Technology Inc. (b) (l)                                    2              22


Pharmaceuticals - 41.6%
  Abbott Laboratories                                                 65           2,735
  Abgenix Inc. (b)                                                     3              40
  Alcon Inc.                                                           3             420
  Alexion Pharmaceuticals Inc. (b)                                     1              35
  Allergan Inc.                                                        5             503
  Alpharma Inc. - Class A                                              2              40
  American Pharmaceutical Partners Inc. (b)                            2              77
  Amylin Pharmaceuticals Inc. (b) (l)                                  4             151
  Barr Laboratories Inc.                                               4             207
  Bristol-Myers Squibb Co.                                            81           1,940
  Caremark Rx Inc. (b)                                                19             945
  Cell Therapeutics Inc. (b) (l)                                       2               5
  Cephalon Inc. (b) (l)                                                2             108
  Clegene Corp. (b) (l)                                                7             372
  Cubist Pharmaceuticals Inc. (b)                                      2              47
  CV Therapeutics Inc. (b)                                             2              47
  Dentsply International Inc.                                          3             157
  Eli Lilly & Co.                                                     40           2,135
  Endo Pharmaceuticals Holdings Inc. (b)                               3              74
  Express Scripts Inc. (b)                                             5             324
  Forest Laboratories Inc.                                            15             567
  Gilead Sciences Inc.                                                18             872
  Hospira Inc. (b)                                                     6             260
  ICOS Corp. (b)                                                       2              66
  ImClone Systems Inc. (b)                                             3              86
  IVAX Corp. (b)                                                       9             249
  King Pharmaceuticals Inc. (b)                                       10             150
  Medarex Inc. (b)                                                     4              42
  Medco Health Solutions Inc. (b)                                     13             688
  Medicines Company (b)                                                2              39
  Medics Pharmaceutical Corp. (l)                                      3              82
  Medimmune Inc. (b)                                                  10             347
  Merck & Co. Inc.                                                    91           2,477
  MGI Pharma Inc. (b)                                                  3              67
  Mylan Laboratories Inc.                                              9             179
  Nabi Biopharmaceuticals (b)                                          2              32
  Neurocrine Biosciences Inc. (b)                                      2              75
  Noven Pharmaceuticals Inc. (b)                                       1              11
  NPS Pharmaceuticals Inc. (b)                                         2              19
  Onyx Pharmaceuticals Inc. (b)                                        1              34
  OSI Pharmaceuticals Inc. (b)                                         2              56
  Par Pharmaceutical Cos. Inc. (b)                                     1              35
  Perrigo Co.                                                          4              52
  Pfizer Inc.                                                        307           7,677
  Pharmaceutical Product Development Inc. (b)                          2             118
  Savient Pharmaceuticals Inc. (b)                                     2               9
  Schering-Plough Corp.                                               61           1,287
  Sepracor Inc. (b) (l)                                                4             252
  Taro Pharmaceutical Industries Ltd. (b) (l)                          1              22
  Trimeris Inc. (b)                                                    1               8
  United Therapeutics Corp. (b)                                        1              64
  Valeant Pharmaceutical International                                 4              77
  Vertex Pharmaceuticals Inc. (b) (l)                                  4              85
  Viasys Healthcare Inc. (b)                                           1              26
  Watson Pharmaceuticals Inc. (b)                                      4             162
  Wyeth                                                               55           2,558
                                                                                  29,192

  Total Common Stocks (cost $66,339)                                              69,648
Short Term Investments - 2.2%
Money Market Funds - 0.6%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                   466             466


Securities Lending Collateral - 1.6%
  Mellon GSL Delaware Business Trust Collateral Fund (d)           1,105           1,105

  Total Short Term Investments (cost $1,571)                                       1,571
Total Investments - 101.6% (cost $67,910)                                         71,219

Other Assets and Liabilities, Net -  (1.6%)                                      (1,134)

Total Net Assets - 100%                                                          $70,085

JNL/Mellon Capital Management JNL 5 Fund
Common Stocks - 99.2%
Aerospace & Defense - 1.1%
  Goodrich Corp.                                                     188          $8,355


Auto Manufacturers - 1.4%
  General Motors Corp. (l)                                           385          11,792


Auto Parts & Equipment - 1.4%
  GKN Plc                                                          2,263          11,765


Banks - 4.0%
  BOC Hong Kong Holdings Ltd.                                      5,303          10,630
  JPMorgan Chase & Co.                                               659          22,357
                                                                                  32,987
Beverages - 0.3%
  Chaparral Steel Co. (b)                                             90           2,269


Building Materials - 1.0%
  NCI Building Systems Inc. (b)                                       84           3,441
  Texas Industries Inc.                                               90           4,905
                                                                                   8,346
Chemicals - 2.7%
  E.I. Du Pont de Nemours & Co.                                      315          12,325
  Kronos Worldwide Inc.                                              151           4,805
  PPG Industries Inc.                                                 90           5,350
                                                                                  22,480
Commercial Services - 0.6%
  Verint Systems Inc. (b)                                            130           5,320


Computers - 0.2%
  SI International Inc. (b)                                           46           1,427


Cosmetics & Personal Care - 0.7%
  Kimberly-Clark Corp.                                                94           5,573


Diversified Financial Services - 2.0%
  Citigroup Inc.                                                     320          14,579
  II-VI Inc. (b)                                                     121           2,141
                                                                                  16,720
Electric - 1.6%
  Scottish Power Plc                                               1,327          13,379


Electrical Components & Equipment - 1.4%
  Emerson Electric Co.                                                88           6,308
  Hubbell Inc. - Class B (l)                                         118           5,526
                                                                                  11,834
Electronics - 0.3%
  Paxar Corp. (b)                                                    165           2,783


Environmental Control - 1.1%
  Aleris International Inc. (b)                                      121           3,320
  Waste Management Inc.                                              206           5,882
                                                                                   9,202
Food - 5.3%
  Archer-Daniels-Midland Co.                                         691          17,052
  Fresh Del Monte Produce Inc. (l)                                   208           5,660
  General Mills Inc.                                                 124           5,973
  Kraft Foods Inc. (l)                                               173           5,288
  Mannatech Inc. (l)                                                 108           1,283
  Sanderson Farms Inc.                                                82           3,047
  United Natural Foods Inc. (b)                                      166           5,871
                                                                                  44,174
Forest Products & Paper - 1.3%
  International Paper Co.                                            147           4,387
  Weyerhaeuser Co.                                                    92           6,295
                                                                                  10,682
Hand & Machine Tools - 0.7%
  Stanley Works                                                      126           5,863


Healthcare - 8.8%
  Aetna Inc.                                                         247          21,312
  Psychiatric Solutions Inc. (b)                                      83           4,512
  TLC Vision Corp. (b)                                               283           1,927
  UnitedHealth Group Inc.                                            350          19,694
  Ventana Medical Systems Inc. (b)                                   144           5,471
  WellPoint Inc. (b)                                                 268          20,351
                                                                                  73,267
Holding Companies - Diversified - 1.6%
  Accredited Home Lenders Holding Co. (b) (l)                         88           3,105
  Citic Pacific Ltd.                                               3,563           9,967
                                                                                  13,072
Home Builders - 1.0%
  Meritage Corp. (b)                                                 106           8,162


Household Products - 1.5%
  Avery Dennison Corp.                                               103           5,376
  Jarden Corp. (b) (l)                                               175           7,184
                                                                                  12,560
Insurance - 1.4%
  Royal & Sun Alliance Insurance Group                             6,906          11,815


Internet - 0.6%
  Websense Inc. (b) (l)                                               97           4,972


Leisure Time - 0.4%
  Nautilus Inc. (l)                                                  135           2,978


Machinery - 0.8%
  Whirlpool Corp.                                                     89           6,735


Manufacturing - 3.8%
  General Electric Corp.                                             704          23,709
  SPX Corp. (l)                                                      154           7,064
  Ultralife Batteries Inc. (b)                                        60             779
                                                                                  31,552
Media - 1.3%
  Dow Jones & Co. Inc. (l)                                           143           5,459
  Quebecor World Inc. (l)                                            286           5,378
                                                                                  10,837
Metal Fabrication & Hardware - 1.6%
  Commercial Metals Co.                                              243           8,209
  Maverick Tube Corp. (b)                                            176           5,293
                                                                                  13,502
Mining - 0.9%
  Freeport-McMoRan Copper & Gold Inc. (l)                            161           7,820


Office & Business Equipment - 0.7%
  Pitney Bowes Inc.                                                  133           5,549


Oil & Gas Producers - 7.6%
  Atwood Oceanics Inc. (b)                                            63           5,266
  ConocoPhillips                                                     142           9,914
  Harvest Natural Resources Inc. (b) (l)                             153           1,638
  Petroleum Development Corp. (b)                                     68           2,606
  Swift Energy Co. (b)                                               116           5,311
  Valero Energy Corp.                                                340          38,410
                                                                                  63,145
Oil & Gas Services - 5.8%
  CNOOC Ltd.                                                      18,862          13,738
  Halliburton Co.                                                    393          26,926
  Superior Energy Services (b)                                       317           7,316
                                                                                  47,980
Packaging & Containers - 0.9%
  Grief Inc.                                                          45           2,724
  Packaging Corp.                                                    262           5,077
                                                                                   7,801
Pharmaceuticals - 8.9%
  Caremark Rx Inc. (b)                                               391          19,530
  Eli Lilly & Co.                                                    109           5,808
  LCA-Vision Inc.                                                     84           3,117
  Merck & Co. Inc.                                                   800          21,763
  Pfizer Inc.                                                        956          23,870
                                                                                  74,088
Real Estate - 1.7%
  Hang Lung Properties Ltd.                                        6,562          10,447
  LaSalle Hotel Properties                                           117           4,028
                                                                                  14,475
Retail - 4.0%
  Charming Shoppes (b)                                               492           5,250
  Guitar Center Inc. (b)                                             105           5,786
  Jack in The Box Inc. (b)                                           151           4,519
  JC Penney Corp. Inc.                                               373          17,664
                                                                                  33,219
Semiconductors - 0.4%
  Intermagnetics General Corp. (b)                                   116           3,239


Software - 0.6%
  Ansys Inc. (b)                                                     130           4,998


Telecommunications - 8.2%
  Alltel Corp.                                                       105           6,823
  BT Group Plc                                                     2,637          10,335
  SBC Communications Inc.                                            997          23,908
  Sprint Nextel Corp. (l)                                            621          14,764
  Verizon Communications Inc.                                        380          12,409
                                                                                  68,239
Tobacco - 2.2%
  Altria Group Inc.                                                  253          18,614


Toys & Hobbies - 1.8%
  Forward Air Corp.                                                  134           4,936
  Jakks Pacific Inc. (b) (l)                                         108           1,752
  Mattel Inc.                                                        316           5,268
  RC2 Corp. (b) (l)                                                   84           2,825
                                                                                  14,781
Transportation - 5.6%
  EGL Inc. (b)                                                       190           5,145
  MTR Corp.                                                        6,325          13,250
  Norfolk Southern Corp.                                             426          17,289
  Peninsular and Oriental Steam Navigation Co.                     1,799          10,599
                                                                                  46,283

  Total Common Stocks (cost $778,487)                                            824,634
Short Term Investments - 8.1%
Money Market Funds - 1.4%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                11,834          11,834


Securities Lending Collateral - 6.7%
  Mellon GSL Delaware Business Trust Collateral Fund (d)          55,767          55,767

  Total Short Term Investments (cost $67,601)                                     67,601
Total Investments - 107.3% (cost $846,088)                                       892,235

Other Assets and Liabilities, Net -  (7.3%)                                     (60,909)

Total Net Assets - 100%                                                         $831,326

JNL/Mellon Capital Management Nasdaq 15 Fund
Common Stocks - 99.3%
Auto Manufacturers - 4.5%
  Paccar Inc.                                                         21          $1,393


Computers - 2.3%
  Cognizant Technology Solutions Corp. (b)                            16             727


Electronics - 2.8%
  Garmin Ltd. (l)                                                     13             864


Healthcare - 1.6%
  Lincare Holdings Inc. (b)                                           12             486


Internet - 5.5%
  Symantec Corp. (b) (l)                                              75           1,692


Retail - 17.8%
  Sears Holdings Corp. (b)                                            10           1,300
  Staples Inc.                                                        88           1,878
  Starbucks Corp. (b)                                                 47           2,348
                                                                                   5,526
Software - 37.0%
  Adobe Systems Inc.                                                  56           1,670
  Autodesk Inc.                                                       27           1,255
  Citrix Systems Inc. (b)                                             20             491
  Oracle Corp. (b)                                                   602           7,457
  Pixar (b)                                                           14             604
                                                                                  11,477
Telecommunications Equipment - 27.8%
  Qualcomm Inc.                                                      193           8,628

  Total Common Stocks (cost $29,897)                                              30,793
Short Term Investments - 2.8%
Money Market Funds - 0.9%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                   301             301


Securities Lending Collateral - 1.9%
  Mellon GSL Delaware Business Trust Collateral Fund (d)             582             582

  Total Short Term Investments (cost $883)                                           883
Total Investments - 102.1% (cost $30,780)                                         31,676

Other Assets and Liabilities, Net -  (2.1%)                                        (663)

Total Net Assets - 100%                                                          $31,013

JNL/Mellon Capital Management Oil & Gas Sector Fund
Common Stocks - 99.5%
Electric - 0.2%
  OGE Energy Corp.                                                    14            $386


Engineering & Construction - 0.2%
  McDermott International Inc. (b)                                     9             324


Iron & Steel - 0.1%
  Global Industries Ltd. (b)                                          12             179


Metal Fabrication & Hardware - 0.1%
  Maverick Tube Corp. (b)                                              6             192


Oil & Gas Producers - 81.0%
  Amerada Hess Corp.                                                  13           1,760
  Anadarko Petroleum Corp.                                            35           3,320
  Apache Corp. (l)                                                    51           3,806
  Atwood Oceanics Inc. (b)                                             2             167
  Burlington Resources Inc.                                           60           4,855
  Cabot Oil & Gas Corp. - Class A                                      7             377
  Cheniere Energy Inc. (b) (l)                                         8             334
  Chesapeake Enegy Corp.                                              48           1,843
  Chevron Corp.                                                      347          22,470
  Cimarex Energy Co. (b)                                              12             558
  ConocoPhillips                                                     195          13,663
  Denbury Resources Inc. (b) (l)                                       8             420
  Devon Energy Corp.                                                  69           4,713
  Diamond Offshore Drilling Inc.                                       9             565
  Encore Acquisition Co. (b)                                           7             289
  ENSCO International Inc.                                            24           1,098
  EOG Resources Inc.                                                  37           2,761
  Exxon Mobil Corp.                                                  695          44,168
  Frontier Oil Corp. (l)                                               9             382
  GlobalSantaFe Corp.                                                 34           1,545
  Grey Wolf Inc. (b) (l)                                              29             242
  Helmerich & Payne Inc.                                               7             426
  Kerr-McGee Corp.                                                    16           1,539
  Marathon Oil Corp.                                                  56           3,887
  Murphy Oil Corp.                                                    27           1,324
  Nabors Industries Ltd. (b)                                          24           1,755
  Newfield Exploration Co. (b) (l)                                    20             966
  Noble Corp.                                                         20           1,373
  Noble Energy Inc.                                                   26           1,230
  Occidental Petroleum Corp.                                          61           5,253
  Parker Drilling Co. (b)                                             15             136
  Patterson-UTI Energy Inc.                                           25             919
  Pioneer Natural Resources Co. (l)                                   22           1,227
  Plains Exploration & Production Co. (b)                             12             504
  Pogo Producing Co.                                                   9             520
  Pride International Inc. (b)                                        24             680
  Quicksilver Resources Inc. (b) (l)                                   8             393
  Range Resources Corp.                                               13             514
  Rowan Cos Inc.                                                      16             573
  Southwestern Energy Co. (b)                                         12             915
  St. Mary Land & Exploration Co. (l)                                  9             325
  Stone Energy Corp. (b)                                               4             232
  Sunoco Inc.                                                         21           1,671
  Tesoro Corp.                                                        10             675
  Todco - Class A (b)                                                 10             400
  Transocean Inc. (b)                                                 50           3,039
  Unit Corp. (b)                                                       6             338
  Valero Energy Corp.                                                 47           5,332
  Vintage Petroleum Inc.                                               8             381
  XTO Energy Inc.                                                     54           2,431
                                                                                 148,294
Oil & Gas Services - 14.8%
  Baker Hughes Inc.                                                   52           3,074
  BJ Services Co. (l)                                                 50           1,796
  Cal Dive International Inc. (b)                                      5             348
  Cooper Cameron Corp. (b)                                             8             626
  Core Laboratories NV (b)                                             4             130
  FMC Technologies Inc. (b)                                           11             443
  Forest Oil Corp. (b)                                                 8             417
  Grant Prideco Inc. (b)                                              19             766
  Halliburton Co.                                                     78           5,344
  Hanover Compressor Co. (b)                                          15             208
  Houston Exploration Co. (b)                                          5             303
  Input/Output Inc. (b) (l)                                           10              82
  Lone Star Technologies Inc. (b)                                      4             242
  National Oilwell Varco Inc. (b)                                     26           1,729
  Newpark Resources Inc. (b)                                          13             113
  Oceaneering International Inc. (b)                                   4             207
  Schlumberger Ltd.                                                   91           7,668
  SEACOR Holdings Inc. (b)                                             3             211
  Smith International Inc.                                            33           1,099
  Superior Energy Services (b)                                        12             269
  Tidewater Inc.                                                       8             396
  Veritas DGC Inc. (b)                                                 5             174
  Weatherford International Ltd. (b)                                  21           1,437
                                                                                  27,082
Pipelines - 3.0%
  Dynegy Inc. - Class A (b) (l)                                       41             193
  EL Paso Corp. (l)                                                   94           1,304
  Kinder Morgan Inc.                                                  15           1,425
  Western Gas Resources Inc. (l)                                      10             501
  Williams Cos. Inc.                                                  86           2,155
                                                                                   5,579
Transportation - 0.1%
  Offshore Logistics Inc. (b)                                          3             129

  Total Common Stocks (cost $140,605)                                            182,164
Short Term Investments - 4.6%
Money Market Funds - 0.7%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                 1,273           1,273


Securities Lending Collateral - 3.9%
  Mellon GSL Delaware Business Trust Collateral Fund (d)           7,096           7,096

  Total Short Term Investments (cost $8,369)                                       8,369
Total Investments - 104.1% (cost $148,974)                                       190,533

Other Assets and Liabilities, Net -  (4.1%)                                      (7,521)

Total Net Assets - 100%                                                         $183,012

JNL/Mellon Capital Management Select Small-Cap Fund
Common Stocks - 99.7%
Beverages - 1.5%
  Chaparral Steel Co. (b)                                            280          $7,067


Building Materials - 5.3%
  NCI Building Systems Inc. (b)                                      263          10,735
  Texas Industries Inc.                                              281          15,309
                                                                                  26,044
Commercial Services - 3.4%
  Verint Systems Inc. (b)                                            407          16,677


Computers - 0.9%
  SI International Inc. (b)                                          142           4,392


Diversified Financial Services - 1.3%
  II-VI Inc. (b)                                                     375           6,653


Electronics - 1.7%
  Paxar Corp. (b)                                                    515           8,677


Environmental Control - 2.1%
  Aleris International Inc. (b)                                      377          10,350


Food - 6.4%
  Mannatech Inc. (l)                                                 343           4,068
  Sanderson Farms Inc.                                               259           9,637
  United Natural Foods Inc. (b)                                      521          18,414
                                                                                  32,119
Healthcare - 7.5%
  Psychiatric Solutions Inc. (b)                                     258          14,008
  TLC Vision Corp. (b)                                               881           5,997
  Ventana Medical Systems Inc. (b)                                   451          17,161
                                                                                  37,166
Holding Companies - Diversified - 1.9%
  Accredited Home Lenders Holding Co. (b)                            274           9,626


Home Builders - 5.1%
  Meritage Corp. (b)                                                 334          25,596


Household Products - 4.5%
  Jarden Corp. (b) (l)                                               549          22,533


Internet - 3.1%
  Websense Inc. (b)                                                  303          15,523


Leisure Time - 1.9%
  Nautilus Inc. (l)                                                  425           9,371


Manufacturing - 0.5%
  Ultralife Batteries Inc. (b)                                       186           2,407


Metal Fabrication & Hardware - 8.5%
  Commercial Metals Co.                                              763          25,754
  Maverick Tube Corp. (b)                                            553          16,593
                                                                                  42,347
Oil & Gas Producers - 9.3%
  Atwood Oceanics Inc. (b)                                           196          16,501
  Harvest Natural Resources Inc. (b)                                 475           5,096
  Petroleum Development Corp. (b)                                    214           8,197
  Swift Energy Co. (b)                                               364          16,648
                                                                                  46,442
Oil & Gas Services - 4.6%
  Superior Energy Services (b)                                       994          22,951


Packaging & Containers - 1.7%
  Grief Inc.                                                         142           8,535


Pharmaceuticals - 1.9%
  LCA-Vision Inc.                                                    260           9,664


Real Estate - 2.5%
  LaSalle Hotel Properties                                           365          12,574


Retail - 9.8%
  Charming Shoppes (b)                                             1,543          16,464
  Guitar Center Inc. (b)                                             329          18,145
  Jack in The Box Inc. (b) (l)                                       472          14,106
                                                                                  48,715
Semiconductors - 2.0%
  Intermagnetics General Corp. (b)                                   363          10,146


Software - 3.1%
  Ansys Inc. (b)                                                     405          15,590


Toys & Hobbies - 6.0%
  Forward Air Corp.                                                  418          15,417
  Jakks Pacific Inc. (b)                                             337           5,477
  RC2 Corp. (b)                                                      265           8,936
                                                                                  29,830
Transportation - 3.2%
  EGL Inc. (b)                                                       592          16,066

  Total Common Stocks (cost $437,391)                                            497,061
Short Term Investments - 6.1%
Money Market Funds - 0.7%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                 3,242           3,242


Securities Lending Collateral - 5.4%
  Mellon GSL Delaware Business Trust Collateral Fund (d)          27,048          27,048

  Total Short Term Investments (cost $30,290)                                     30,290
Total Investments - 105.8% (cost $467,681)                                       527,351

Other Assets and Liabilities, Net -  (5.8%)                                     (28,995)

Total Net Assets - 100%                                                         $498,356

JNL/Mellon Capital Management Technology Sector Fund
Common Stocks - 99.0%
Computers - 24.8%
  Advanced Digital Information Corp. (b)                               1             $12
  Anteon International Corp. (b)                                       1              31
  Apple Computer Inc. (b)                                             17             920
  Brocade Communications Systems Inc. (b)                              6              24
  CACI International Inc. - Class A (b)                                1              38
  Check Point Software Technologies (b)                                4              94
  Ciber Inc. (b) (l)                                                   1               8
  Cognizant Technology Solutions Corp. (b)                             3             133
  Computer Sciences Corp.                                              4             188
  Dell Inc. (b)                                                       46           1,571
  Diebold Inc.                                                         1              51
  DST Systems Inc. (b)                                                 1              71
  Electronic Data Systems Corp.                                       11             239
  Electronics for Imaging (b)                                          1              27
  EMC Corp. (b)                                                       51             659
  Foundry Networks Inc. (b)                                            2              31
  Gateway Inc.                                                         5              14
  Hewlett-Packard Co.                                                 61           1,774
  Hutchinson Technology Inc. (b) (l)                                   1              14
  Imation Corp.                                                        1              29
  InFocus Corp. (b)                                                    1               2
  Insight Enterprises Inc. (b)                                         1              19
  Intergraph Corp. (b)                                                 1              26
  International Business Machines Corp.                               34           2,714
  Iomega Corp. (b)                                                     1               3
  Jack Henry & Associates Inc.                                         2              30
  Kronos Inc. (b)                                                      1              28
  Lexmark International Inc. (b)                                       3             167
  Maxtor Corp. (b)                                                     5              22
  McData Corp. - Class A (b) (l)                                       3              14
  Mentor Graphics Corp. (b)                                            1              13
  Mercury Computer Systems Inc. (b)                                    -              10
  Micros Systems Inc. (b)                                              1              34
  M-Systems Flash Disk Pioneers (b)                                    1              19
  NCR Corp. (b)                                                        4             127
  Openwave Systems Inc. (b)                                            2              27
  Palm Inc. (b)                                                        1              24
  Perot Systems Corp. (b)                                              2              24
  Quantum Corp. (b)                                                    3              10
  Radisys Corp. (b)                                                    -               8
  SanDisk Corp. (b)                                                    4             185
  Seagate Technology (b)                                               8             128
  Silicon Graphics Inc. (b) (l)                                        5               4
  Silicon Storage Technology Inc. (b)                                  2              11
  SRA International Inc. - Class A (b)                                 1              24
  Sun Microsystems Inc. (b)                                           71             277
  Synopsys Inc. (b)                                                    3              56
  Unisys Corp. (b)                                                     7              46
  Western Digital Corp. (b)                                            4              56
                                                                                  10,037
Distribution & Wholesale - 0.3%
  Agilysis Inc.                                                        1              11
  Ingram Micro Inc.- Class A (b)                                       3              47
  Tech Data Corp.                                                      1              44
  United Stationers Inc. (b)                                           1              34
                                                                                     136
Electrical Components & Equipment - 0.6%
  American Power Conversion Corp.                                      4             104
  C-COR Inc. (b)                                                       1               6
  Nvidia Corp. (b)                                                     3             115
                                                                                     225
Electronics - 0.1%
  Cymer Inc. (b)                                                       1              23


Engineering & Construction - 0.0%
  Dycom Industries Inc. (b)                                            1              20


Entertainment - 0.0%
  Macrovision Corp. (b)                                                1              19


Internet - 8.2%
  Akamai Technologies Inc. (b)                                         3              41
  Ariba Inc. (b)                                                       1               7
  Avocent Corp. (b)                                                    1              32
  Digital River Inc. (b)                                               1              25
  F5 Networks Inc. (b)                                                 1              33
  Google Inc. - Class A (b)                                            4           1,190
  Infospace Inc. (b)                                                   1              16
  Internet Security Systems (b)                                        1              21
  Interwoven Inc. (b)                                                  1               6
  Keynote Systems Inc. (b)                                             -               4
  Macromedia Inc. (b)                                                  2              63
  Matrixone Inc (b)                                                    1               5
  McAfee Inc. (b)                                                      3             105
  PC-Tel Inc. (b)                                                      -               4
  RealNetworks Inc. (b)                                                2              12
  RSA Security Inc. (b)                                                2              21
  S1 Corp. (b)                                                         1               5
  SonicWALL Inc. (b)                                                   1               7
  Symantec Corp. (b)                                                  25             569
  TIBCO Software Inc. (b)                                              4              36
  United Online Inc.                                                   1              19
  VeriSign Inc. (b)                                                    5             116
  Verity Inc. (b)                                                      1               8
  Vignette Corp. (b)                                                   1               9
  Watchguard Technologies Inc. (b)                                     1               3
  webMethods Inc. (b)                                                  1               7
  Websense Inc. (b)                                                    1              26
  Yahoo! Inc. (b)                                                     27             924
                                                                                   3,314
Machinery - 0.3%
  Presstek Inc. (b)                                                    1               8
  UNOVA Inc. (b)                                                       1              37
  Zebra Technologies Corp (b)                                          1              58
                                                                                     103
Office & Business Equipment - 1.3%
  IKON Office Solutions Inc.                                           2              24
  Imagistics International Inc. (b)                                    -              13
  Pitney Bowes Inc.                                                    5             199
  Xerox Corp. (b)                                                     20             272
                                                                                     508
Pharmaceuticals - 0.0%
  Accelrys Inc. (b)                                                    -               3


Semiconductors - 22.4%
  Actel Corp. (b)                                                      1               8
  Advanced Micro Devices Inc. (b) (l)                                  8             205
  Agere Systems Inc (b)                                                4              38
  Altera Corp. (b)                                                     8             151
  Amkor Technology Inc. (b)                                            2               8
  Analog Devices Inc.                                                  8             290
  Applied Materials Inc.                                              35             595
  Applied Micro Circuits Corp. (b)                                     7              21
  Asyst Technologies Inc. (b)                                          1               4
  Atmel Corp. (b)                                                      9              19
  ATMI Inc. (b)                                                        1              26
  Axcelis Technologies Inc. (b)                                        2              10
  Broadcom Corp. - Class A (b)                                         6             272
  Brooks Automation Inc. (b)                                           1              11
  Cabot Microelectronics Corp. (b)                                     -              14
  Cirrus Logic Inc. (b)                                                2              13
  Cohu Inc.                                                            -              10
  Conexant Systems Inc.                                                9              16
  Credence Systems Corp. (b)                                           2              14
  Cree Inc. (b) (l)                                                    2              39
  Cypress Semiconductor Corp. (b) (l)                                  3              41
  DSP Group Inc. (b)                                                   1              14
  ESS Technology (b)                                                   1               2
  Exar Corp. (b)                                                       1              11
  Fairchild Semiconductor International Inc. (b)                       2              36
  Freescale Semiconductor Inc. (b)                                     3              62
  Freescale Semiconductor Inc. (b)                                     6             135
  Helix Technology Corp.                                               -               7
  Integrated Device Technology Inc. (b)                                4              44
  Intel Corp.                                                        129           3,190
  International Rectifier Corp. (b)                                    1              64
  Intersil Corp.                                                       3              69
  KLA-Tencor Corp.                                                     4             198
  Kopin Corp. (b)                                                      1              10
  Kulicke & Soffa Industries Inc. (b)                                  1               8
  Lam Research Corp. (b)                                               3              89
  Lattice Semiconductor Corp. (b)                                      2               9
  Linear Technology Corp.                                              6             241
  LSI Logic Corp. (b)                                                  8              82
  LTX Corp. (b)                                                        1               6
  Marvell Tech Group Ltd. (b)                                          5             213
  Maxim Integrated Products Inc.                                       7             290
  MEMC Electronic Materials Inc. (b)                                   3              71
  Micrel Inc. (b)                                                      1              15
  Microchip Technology Inc.                                            4             132
  Micron Technology Inc. (b) (l)                                      13             173
  Microsemi Corp. (b)                                                  1              32
  Mindspeed Technologies Inc. (b) (l)                                  2               5
  National Semiconductor Corp.                                         7             189
  Novellus Systems Inc. (b)                                            3              72
  Photroncis Inc. (b)                                                  1              15
  PMC - Sierra Inc. (b)                                                4              34
  Power Integrations Inc. (b)                                          1              13
  QLogic Corp. (b)                                                     2              60
  Rambus Inc. (b)                                                      2              24
  Semtech Corp. (b)                                                    2              25
  Silicon Image Inc. (b)                                               2              15
  Silicon Laboratories Inc. (b)                                        1              26
  Teradyne Inc. (b)                                                    4              66
  Tessera Technologies Inc. (b)                                        1              27
  Texas Instruments Inc.                                              36           1,212
  Transmeta Corp. (b) (l)                                              3               4
  Triquint Semiconductor Inc. (b)                                      3              10
  Ultratech Inc. (b)                                                   -               7
  Varian Semiconductor Equipment Associates Inc. (b)                   1              32
  Vitesse Semiconductor Inc. (b)                                       4               8
  Xilinx Inc.                                                          7             202
  Zoran Corp. (b)                                                      1              12
                                                                                   9,066
Software - 21.1%
  Actuate Corp. (b)                                                    1               4
  Adobe Systems Inc.                                                  10             305
  Advent Software Inc. (b)                                             1              14
  Agile Software Corp. (b)                                             1               8
  Autodesk Inc.                                                        5             222
  BEA Systems Inc. (b)                                                 8              71
  BMC Software Inc. (b)                                                5             100
  Borland Software Corp. (b)                                           1               9
  Cadence Design Systems Inc. (b) (l)                                  6              94
  Cerner Corp. (b) (l)                                                 1              50
  Citrix Systems Inc. (b)                                              4              91
  Computer Associates International Inc.                              10             272
  Compuware Corp. (b)                                                  7              67
  CSG Systems International (b)                                        1              23
  Dendrite International Inc. (b)                                      1              15
  Emulex Corp. (b)                                                     2              36
  Entrust Inc. (b)                                                     1               6
  Fair Isaac Corp.                                                     1              63
  Filenet Corp. (b)                                                    1              23
  Hyperion Solutions Corp. (b)                                         1              41
  IDX Systems Corp. (b)                                                -              18
  Informatica Corp. (b)                                                2              23
  Inter-Tel Inc.                                                       -               8
  Intuit Inc. (b)                                                      3             153
  JDA Software Group Inc. (b)                                          1               8
  Keane Inc. (b)                                                       1              12
  Mercury Interactive Corp. (b)                                        2              69
  Micromuse Inc. (b)                                                   2              13
  Microsoft Corp.                                                    201           5,183
  MRO Software Inc. (b)                                                -               6
  NDCHealth Corp.                                                      1              13
  NetIQ Corp. (b)                                                      1              13
  Novell Inc. (b)                                                      8              57
  Oracle Corp. (b)                                                    84           1,038
  Packeteer Inc. (b)                                                   1               8
  Parametric Technology Corp. (b)                                      6              41
  Quest Software Inc. (b)                                              1              15
  Red Hat Inc. (b) (l)                                                 4              76
  Reynolds & Reynolds Co. - Class A                                    1              36
  Salesforce.com Inc. (b)                                              2              37
  Serena Software Inc. (b)                                             1              11
  Siebel Systems Inc.                                                 10             100
  Sybase Inc. (b)                                                      2              43
  Wind River Systems Inc. (b)                                          2              22
                                                                                   8,516
Telecommunications - 1.8%
  Amdocs Ltd. (b)                                                      4             111
  Andrew Corp. (b) (l)                                                 3              36
  Audiovox Corp. (b)                                                   -               6
  Avaya Inc. (b)                                                      10              99
  Ciena Corp. (b)                                                     12              31
  Earthlink Inc. (b)                                                   3              29
  Extreme Networks (b)                                                 2              10
  Interdigital Communication Corp. (b)                                 1              22
  Lucent Technologies Inc. (b) (l)                                    90             292
  Omnivision Technologies Inc. (b) (l)                                 1              16
  Plantronics Inc.                                                     1              32
  Polycom Inc. (b)                                                     2              33
  RF Micro Devices Inc. (b)                                            4              23
  Wireless Facilities Inc. (b)                                         1               6
                                                                                     746
Telecommunications Equipment - 14.4%
  3Com Corp. (b)                                                       8              33
  Adaptec Inc. (b)                                                     2               8
  ADC Telecommunications Inc. (b)                                      2              54
  Adtran Inc.                                                          1              43
  Arris Group Inc. (b)                                                 2              21
  Cisco Systems Inc. (b)                                             138           2,476
  Comverse Technology Inc. (b) (l)                                     4             101
  Corning Inc. (b)                                                    30             579
  Finisar Corp. (b)                                                    4               5
  Harmonic Inc. (b)                                                    1               9
  Harris Corp.                                                         3             117
  JDS Uniphase Corp. (b)                                              28              63
  Juniper Networks Inc. (b)                                           11             271
  MRV Communications Inc. (b) (l)                                      2               4
  Network Appliance Inc. (b)                                           8             184
  Qualcomm Inc.                                                       35           1,545
  Scientific-Atlanta Inc.                                              3             121
  Skyworks Solutions Inc. (b)                                          3              24
  Sonus Networks Inc. (b) (l)                                          5              30
  Sycamore Networks Inc. (b)                                           4              13
  Tekelec (b)                                                          1              27
  Tellabs Inc. (b)                                                     9              92
  Utstarcom Inc. (b) (l)                                               2              18
                                                                                   5,838
Wireless Telecommunications - 3.6%
  American Tower Corp.                                                 8             208
  Crown Castle International Corp.                                     5             118
  Motorola Inc.                                                       51           1,129
  Powerwave Technologies Inc. (b)                                      -               2
  Remec Inc. (b) (l)                                                   1               1
  Stratex Networks Inc. (b)                                            2               4
                                                                                   1,462

  Total Common Stocks (cost $38,735)                                              40,017
Short Term Investments - 2.7%
Money Market Funds - 0.2%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                    91              91


Securities Lending Collateral - 2.5%
  Mellon GSL Delaware Business Trust Collateral Fund (d)           1,000           1,000

  Total Short Term Investments (cost $1,091)                                       1,091
Total Investments - 101.7% (cost $39,826)                                         41,108

Other Assets and Liabilities, Net -  (1.7%)                                        (680)

Total Net Assets - 100%                                                          $40,428

JNL/Mellon Capital Management The Dow(SM) 10 Fund
Common Stocks - 99.2%
Auto Manufacturers - 8.3%
  General Motors Corp. (l)                                         1,390         $42,547


Banks - 9.6%
  JPMorgan Chase & Co.                                             1,427          48,420


Chemicals - 8.7%
  E.I. Du Pont de Nemours & Co.                                    1,128          44,202


Diversified Financial Services - 10.4%
  Citigroup Inc.                                                   1,156          52,613


Manufacturing - 10.2%
  General Electric Corp.                                           1,526          51,365


Pharmaceuticals - 19.6%
  Merck & Co. Inc.                                                 1,732          47,135
  Pfizer Inc.                                                      2,071          51,702
                                                                                  98,837
Telecommunications - 19.1%
  SBC Communications Inc. (l)                                      2,160          51,781
  Verizon Communications Inc.                                      1,366          44,669
                                                                                  96,450
Tobacco - 13.3%
  Altria Group Inc. (l)                                              911          67,167

  Total Common Stocks (cost $536,232)                                            501,601
Short Term Investments - 20.1%
Money Market Funds - 0.4%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                 1,883           1,883


Securities Lending Collateral - 19.7%
  Mellon GSL Delaware Business Trust Collateral Fund (d)          99,482          99,482

  Total Short Term Investments (cost $101,365)                                   101,365
Total Investments - 119.3% (cost $637,597)                                       602,966

Other Assets and Liabilities, Net -  (19.3%)                                    (97,523)

Total Net Assets - 100%                                                         $505,443

JNL/Mellon Capital Management The S&P(R) 10 Fund
Common Stocks - 99.8%
Food - 8.1%
  Archer-Daniels-Midland Co. (l)                                   2,113         $52,099


Healthcare - 28.7%
  Aetna Inc.                                                         756          65,110
  UnitedHealth Group Inc. (l)                                      1,068          60,010
  WellPoint Inc. (b)                                                 818          61,998
                                                                                 187,118
Oil & Gas Producers - 18.0%
  Valero Energy Corp.                                              1,038         117,314


Oil & Gas Services - 12.6%
  Halliburton Co. (l)                                              1,200          82,253


Pharmaceuticals - 9.1%
  Caremark Rx Inc. (b)                                             1,192          59,509


Retail - 8.3%
  JC Penney Corp. Inc.                                             1,135          53,826


Telecommunications - 6.9%
  Sprint Nextel Corp. (l)                                          1,897          45,109


Transportation - 8.1%
  Norfolk Southern Corp.                                           1,302          52,823

  Total Common Stocks (cost $483,743)                                            650,051
Short Term Investments - 5.1%
Money Market Funds - 0.2%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                 1,432           1,432


Securities Lending Collateral - 4.9%
  Mellon GSL Delaware Business Trust Collateral Fund (d)          32,066          32,066

  Total Short Term Investments (cost $33,498)                                     33,498
Total Investments - 104.9% (cost $517,241)                                       683,549

Other Assets and Liabilities, Net -  (4.9%)                                     (32,077)

Total Net Assets - 100%                                                         $651,472

JNL/Mellon Capital Management Value Line 25 Fund
Common Stocks - 99.6%
Apparel - 1.7%
  Urban Outfitters Inc. (b)                                          172          $5,054


Chemicals - 0.3%
  Georgia Gulf Corp.                                                  44           1,061


Computers - 18.5%
  Apple Computer Inc. (b)                                            848          45,482
  Cognizant Technology Solutions Corp. (b)                           140           6,537
                                                                                  52,019
Electric - 12.4%
  TXU Corp.                                                          307          34,679


Hand & Machine Tools - 2.5%
  Black & Decker Corp.                                                85           6,994


Healthcare - 34.6%
  Aetna Inc.                                                         312          26,844
  UnitedHealth Group Inc.                                          1,250          70,249
                                                                                  97,093
Home Builders - 2.1%
  NVR Inc. (b) (l)                                                     7           5,823


Home Furnishings - 2.6%
  Harman International Industries Inc.                                71           7,234


Internet - 0.8%
  Websense Inc. (b) (l)                                               43           2,201


Iron & Steel - 4.8%
  AK Steel Holding Corp. (b) (l)                                     152           1,303
  Carpenter Technology Corp.                                          37           2,187
  Nucor Corp.                                                        168           9,911
                                                                                  13,401
Oil & Gas Producers - 3.4%
  Berry Petroleum Co. - Class A                                       46           3,084
  Southwestern Energy Co. (b)                                         87           6,368
                                                                                   9,452
Oil & Gas Services - 1.2%
  Cal Dive International Inc. (b)                                     54           3,428


Retail - 1.9%
  Aeropostale Inc. (b)                                                75           1,591
  American Eagle Outfitters Inc.                                     155           3,645
                                                                                   5,236
Semiconductors - 0.7%
  Cree Inc. (b) (l)                                                   77           1,934

Software - 9.4%
  Adobe Systems Inc.                                                 504          15,031
  Autodesk Inc.                                                      242          11,243
                                                                                  26,274
Transportation - 2.7%
  JB Hunt Transport Services Inc.                                    171           3,255
  OMI Corp. (l)                                                      131           2,336
  Yellow Roadway Corp. (b)                                            51           2,106
                                                                                   7,697

  Total Common Stocks (cost $239,477)                                            279,580
Short Term Investments - 6.1%
Money Market Funds - 1.4%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                 4,103           4,103


Securities Lending Collateral - 4.7%
  Mellon GSL Delaware Business Trust Collateral Fund (d)          13,119          13,119

  Total Short Term Investments (cost $17,222)                                     17,222
Total Investments - 105.7% (cost $256,699)                                       296,802

Other Assets and Liabilities, Net -  (5.7%)                                     (16,075)

Total Net Assets - 100%                                                         $280,727

JNL/Mellon Capital Management VIP Fund
Common Stocks - 99.4%
Apparel - 1.1%
  Nike Inc. - Class B                                                 14          $1,176
  Urban Outfitters Inc. (b)                                           23             670
                                                                                   1,846
Auto Manufacturers - 1.9%
  DaimlerChrysler AG                                                  31           1,619
  Paccar Inc.                                                         26           1,760
                                                                                   3,379
Banks - 5.4%
  ABN AMRO Holding NV                                                 55           1,323
  Barclays Plc                                                       130           1,314
  Danske Bank A/S                                                     48           1,461
  HBOS Plc                                                            90           1,353
  HSBC Holdings PLC                                                   87           1,403
  Sanpaolo IMI SpA                                                   102           1,577
  UniCredito Italiano SpA                                            255           1,435
                                                                                   9,866
Beverages - 1.0%
  Chaparral Steel Co. (b)                                             17             424
  Diageo Plc                                                         103           1,475
                                                                                   1,899
Building Materials - 0.9%
  NCI Building Systems Inc. (b)                                       16             649
  Texas Industries Inc.                                               17             947
                                                                                   1,596
Chemicals - 0.1%
  Georgia Gulf Corp.                                                   6             141


Commercial Services - 1.9%
  Moody's Corp.                                                       46           2,345
  Verint Systems Inc. (b)                                             25           1,017
                                                                                   3,362
Computers - 6.3%
  Affiliated Computer Services Inc. - Class A (b) (l)                  5             260
  Apple Computer Inc. (b)                                            114           6,109
  Cognizant Technology Solutions Corp. (b)                            32           1,484
  Dell Inc. (b)                                                       99           3,396
  SI International Inc. (b)                                            8             262
                                                                                  11,511
Cosmetics & Personal Care - 5.2%
  Proctor & Gamble Co.                                               160           9,498


Distribution & Wholesale - 0.2%
  WW Grainger Inc.                                                     4             282


Diversified Financial Services - 2.2%
  II-VI Inc. (b)                                                      23             407
  SLM Corp. (l)                                                       66           3,561
                                                                                   3,968
Electric - 4.0%
  Enel SpA                                                           149           1,283
  National Grid Plc                                                  135           1,264
  TXU Corp.                                                           41           4,645
                                                                                   7,192
Electronics - 0.7%
  Garmin Ltd.                                                         10             709
  Paxar Corp. (b)                                                     31             525
  Waters Corp. (b)                                                     2              96
                                                                                   1,330
Environmental Control - 0.3%
  Aleris International Inc. (b)                                       23             627


Food - 1.2%
  Mannatech Inc. (l)                                                  21             248
  Sanderson Farms Inc.                                                16             589
  United Natural Foods Inc. (b)                                       32           1,131
  WM Wrigley Jr Co.                                                    4             274
                                                                                   2,242
Hand & Machine Tools - 0.5%
  Black & Decker Corp.                                                11             935


Healthcare - 10.8%
  Aetna Inc.                                                          42           3,598
  Johnson & Johnson                                                   60           3,770
  Laboratory Corp of America Holdings (b)                              3             134
  Lincare Holdings Inc. (b)                                           10             393
  Psychiatric Solutions Inc. (b)                                      16             859
  TLC Vision Corp. (b)                                                55             376
  UnitedHealth Group Inc.                                            168           9,437
  Ventana Medical Systems Inc. (b)                                    28           1,059
                                                                                  19,626
Holding Companies - Diversified - 0.3%
  Accredited Home Lenders Holding Co. (b) (l)                         17             601

Home Builders - 1.3%
  Meritage Corp. (b)                                                  20           1,558
  NVR Inc. (b) (l)                                                     1             775
                                                                                   2,333
Home Furnishings - 0.5%
  Harman International Industries Inc.                                 9             966


Household Products - 0.8%
  Jarden Corp. (b) (l)                                                34           1,382


Insurance - 3.0%
  Aegon NV                                                           107           1,593
  Aviva Plc                                                          121           1,333
  ING Groep NV                                                        48           1,441
  Safeco Corp.                                                        20           1,055
                                                                                   5,422
Internet - 1.5%
  Symantec Corp. (b)                                                  62           1,404
  Websense Inc. (b) (l)                                               24           1,251
                                                                                   2,655
Iron & Steel - 1.0%
  AK Steel Holding Corp. (b) (l)                                      21             183
  Carpenter Technology Corp.                                           5             294
  Nucor Corp.                                                         23           1,333
                                                                                   1,810
Leisure Time - 0.9%
  Harley-Davidson Inc.                                                23           1,100
  Nautilus Inc. (l)                                                   26             568
                                                                                   1,668
Manufacturing - 0.1%
  Ultralife Batteries Inc. (b)                                        11             139


Metal Fabrication & Hardware - 1.4%
  Commercial Metals Co.                                               46           1,567
  Maverick Tube Corp. (b)                                             34           1,023
                                                                                   2,590
Oil & Gas Producers - 9.8%
  Anadarko Petroleum Corp.                                             1             141
  Atwood Oceanics Inc. (b)                                            12           1,014
  Berry Petroleum Co. - Class A                                        6             409
  Burlington Resources Inc.                                            3             205
  ENI SpA                                                             58           1,736
  Exxon Mobil Corp.                                                  156           9,892
  Harvest Natural Resources Inc. (b)                                  28             302
  Petroleum Development Corp. (b)                                     13             504
  Royal Dutch Shell Plc                                               11             355
  Royal Dutch Shell Plc - Class A                                     40           1,325
  Southwestern Energy Co. (b)                                         12             852
  Swift Energy Co. (b)                                                22           1,023
                                                                                  17,758
Oil & Gas Services - 1.0%
  Cal Dive International Inc. (b)                                      7             460
  Superior Energy Services (b)                                        61           1,408
                                                                                   1,868
Packaging & Containers - 0.3%
  Grief Inc.                                                           9             522


Pharmaceuticals - 4.1%
  LCA-Vision Inc.                                                     16             586
  Lloyds TSB Group Plc                                               161           1,327
  Pfizer Inc.                                                        220           5,493
                                                                                   7,406
Real Estate - 0.4%
  LaSalle Hotel Properties                                            22             767


Retail - 7.9%
  Aeropostale Inc. (b)                                                10             213
  American Eagle Outfitters Inc.                                      21             487
  Charming Shoppes (b)                                                95           1,016
  Guitar Center Inc. (b)                                              20           1,114
  Home Depot Inc.                                                    138           5,279
  Jack in The Box Inc. (b) (l)                                        29             860
  Sears Holdings Corp. (b)                                             9           1,085
  Staples Inc.                                                        73           1,546
  Starbucks Corp. (b)                                                 39           1,952
  TJX Cos. Inc.                                                       37             758
                                                                                  14,310
Semiconductors - 3.9%
  Cree Inc. (b) (l)                                                   11             264
  Intel Corp.                                                        253           6,233
  Intermagnetics General Corp. (b)                                    22             620
                                                                                   7,117
Software - 8.0%
  Adobe Systems Inc.                                                 133           3,963
  Ansys Inc. (b)                                                      25             952
  Autodesk Inc.                                                       55           2,556
  Citrix Systems Inc. (b)                                             16             409
  Oracle Corp. (b)                                                   499           6,185
  Pixar (b)                                                           11             495
                                                                                  14,560
Telecommunications - 1.1%
  Alltel Corp.                                                         6             371
  BT Group Plc                                                       375           1,472
  CenturyTel Inc.                                                      3              91
                                                                                   1,934
Telecommunications Equipment - 3.9%
  Qualcomm Inc.                                                      160           7,156


Tobacco - 1.1%
  British American Tobacco Plc                                        85           1,784
  UST Inc.                                                             3             135
                                                                                   1,919
Toys & Hobbies - 1.0%
  Forward Air Corp.                                                   26             950
  Jakks Pacific Inc. (b) (l)                                          21             346
  RC2 Corp. (b)                                                       16             547
                                                                                   1,843
Transportation - 2.3%
  EGL Inc. (b)                                                        35             960
  JB Hunt Transport Services Inc.                                     23             438
  OMI Corp. (l)                                                       17             304
  United Parcel Service Inc. - Class B                                31           2,118
  Yellow Roadway Corp. (b)                                             7             278
                                                                                   4,098

  Total Common Stocks (cost $170,611)                                            180,124
Short Term Investments - 3.7%
Money Market Funds - 0.8%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                 1,558           1,558


Securities Lending Collateral - 2.9%
  Mellon GSL Delaware Business Trust Collateral Fund (d)           5,188           5,188

  Total Short Term Investments (cost $6,746)                                       6,746
Total Investments - 103.1% (cost $177,357)                                       186,870

Other Assets and Liabilities, Net -  (3.1%)                                      (5,571)

Total Net Assets - 100%                                                         $181,299



Notes to the Schedules of Investments:
(a)      Dividend yield changes daily to reflect current market conditions.  Rate is the quoted yield as of September 30, 2005.
(b)      Non-income producing security.
(c)      All or portion of the security has been loaned.
(d)      Investments in affiliates.  See Note 3 in the Notes to the Financial Statements.
(e)      Security fair valued in good faith in accordance with procedures established by the Board of Managers.

Summary of Investments by Country:
                                    JNL/Mellon Capital     JNL/Mellon Capital     JNL/Mellon Capital
                                       Management             Management            Management
                                     Global 15 Fund           JNL 5 Fund              VIP Fund

Canada                                    -  %                      0.9%                  0.2%
Cayman Islands                            -                         0.7                     -
Denmark                                   -                           -                   0.8
Germany                                   -                           -                   0.9
Hong Kong                              35.9                         6.9                     -
Italy                                     -                           -                   3.3
Netherlands                               -                           -                   3.1
United Kingdom                         35.5                         6.9                   7.2
United States                          28.6                        84.6                  84.5
Total Investments                    100.0 %                      100.0 %               100.0%


Summary of Open Currency Contracts (in thousands):
                       Currency                      Settlement      Notional     Currency Unrealized
                  Purchased/Sold       Date            Amount         Value          Gain/(Loss)


JNL/Mellon Capital Management JNL 5 Fund
                  GBP/USD           10/05/05           464 GBP         $ 818               $ (2)

                                                                       $ 818               $ (2)


Federal Income Tax Matters - As of September 30, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting for investments in Real
Estate Investment Trusts; and the tax deferral of losses on wash sale transactions.


                                                                                                              Net
                                                                               Gross           Gross       Unrealized
                                                               Cost of       Unrealized      Unrealized    Appreciation/
                                                             Investments    Appreciation    Depreciation  (Depreciation)
---------------------------------------------------------- --------------- --------------  -------------- --------------
---------------------------------------------------------- --------------- --------------  -------------- --------------
JNL/Mellon Capital Management Communications Sector Fund    $      13,866   $        905    $      (949)   $       (44)
JNL/Mellon Capital Management Consumer Brands Sector Fund          17,600          1,510         (1,339)           171
JNL/Mellon Capital Management Financial Sector Fund                30,243          3,252         (1,353)         1,899
JNL/Mellon Capital Management Healthcare Sector Fund               66,922          8,626         (5,434)         3,192
JNL/Mellon Capital Management JNL 5 Fund                          790,340         74,539        (28,411)        46,128
JNL/Mellon Capital Management Oil & Gas Sector Fund               141,886         41,797           (246)        41,551
JNL/Mellon Capital Management Technology Sector Fund               38,978          4,111         (2,981)         1,130
JNL/Mellon Capital Management VIP Fund                            172,229         15,080         (5,627)         9,453



Readers should review the annual or semi-annual report filed with the Securities & Exchange Commission which contains additional information.

ITEM 2.  CONTROLS AND PROCEDURES

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3.  EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC


By:      /s/ Robert A. Fritts
         ----------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    November 18, 2005

By:      /s/ Mark D. Nerud
         ----------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Robert A. Fritts
         ----------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    November 18, 2005

By:      /s/ Mark D. Nerud
         ----------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    November 18, 2005